The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio and Columbia LifeGoal® Income Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 18, 2011 (Accession No. 0001193125-11-226210), which is incorporated herein by reference.